Discontinued Operations And Deconsolidation (Details)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 GBP (£)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 GBP (£)
Discontinued Operations And Deconsolidation [Line Items]
Consideration amount				£ 1,000		$ 1,255	£ 1,000
Gain on deconsolidation	$ 2,491,485		$ 2,491,485
Other Nonoperating Income (Expense) [Member]
Discontinued Operations And Deconsolidation [Line Items]
Gain on deconsolidation			$ 2,491,000